LEASE - Lease liabilities Rollforward (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Lease Liabilities
Beginning balance	R$ 3,984,070	R$ 0
Additions	1,092,768	914,327
Write-offs	(148,638)
Payments	(824,245)	(646,487)
Accrual of financial charges	486,286	275,404
Exchange rate variation	601,519	11,929
Ending balance	5,191,760	3,984,070
Current	620,177	656,844
Non-current	4,571,583	3,327,226
IFRS 16, Leases
Lease Liabilities
Initial adoption on January 1, 2019			R$ 3,428,897
Ending balance	5,191,760
Leased Land | Biological assets
Lease Liabilities
Capitalized interest	R$ 88,540	R$ 50,795